Statements of Changes in Stockholders' Equity Deficiency - CAD ($)	Issued capital [member]	Equity Portion Of Convertible Debentures Reserve [Member]	Warrant reserve [member]	Options [Member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 27,511,269	$ 33,706			$ (28,240,181)	$ (695,206)
Beginning balance, shares at Dec. 31, 2021	4,495,947
IfrsStatementLineItems [Line Items]
Net loss for the year					(125,036)	(125,036)
Shares issued for mineral property interest	$ 1,000					1,000
Shares issued for mineral property interest, shares	50,000
Private placement, net of issuance of costs	$ 24,000		24,000			48,000
Private placement, net of issuance of costs, shares	1,200,000
Ending balance, value at Dec. 31, 2022	$ 27,536,269	33,706	24,000		(28,365,217)	(771,242)
Ending balance, shares at Dec. 31, 2022	5,745,947
IfrsStatementLineItems [Line Items]
Net loss for the year					(48,820)	(48,820)
Private placement, net of issuance of costs	$ 200,000					200,000
Private placement, net of issuance of costs, shares	8,000,000
Ending balance, value at Dec. 31, 2023	$ 27,736,269	33,706	24,000		(28,414,037)	(620,062)
Ending balance, shares at Dec. 31, 2023	13,745,947
IfrsStatementLineItems [Line Items]
Net loss for the year					(208,993)	(208,993)
Share-based payment				91,688		91,688
Private placement, net of issuance of costs	$ 120,343		24,157			144,500
Private placement, net of issuance of costs, shares	1,460,000
Ending balance, value at Dec. 31, 2024	$ 27,856,612	$ 33,706	$ 48,157	$ 91,688	$ (28,623,030)	$ (592,867)
Ending balance, shares at Dec. 31, 2024	15,205,947